Defined benefit plan (Tables)	3 Months Ended
Mar. 31, 2026
Schedule of assumptions of defined benefit obligation

	March 31,	December 31,
	2026	2025

Net benefit expense (recognized in profit or loss)

Current service cost	$11	$21
Net interest on liabilities	-	11
Net benefits expense	$11	$32

Changes in the present value of defined benefit obligations

Defined benefit obligation beginning balance	$289	$203
Current service cost	11	21
Net interest on liabilities	-	11
Acturial loss	-	54
Defined benefit obligation ending balance	$300	$289